Cash And Cash Equivalents - Additional Information (Detail) (USD $)	Dec. 31, 2011	Jul. 21, 2010
Cash and Cash Equivalents [Line Items]
Insurance Limits Permanently Increased		$ 250,000
Cash balance at FRB and FHLB uninsured amount	39,500,000
Cash on hand or deposit with FRB under capital regulatory	$ 4,200,000